Long-term investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Long-term investment
Equity investment without a readily determinable fair value	$ 503	$ 0
Fair value change related to investment	$ 0